Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000215717
Shareholder Report [Line Items]
Fund Name	Anfield Dynamic Fixed Income ETF
Trading Symbol	ADFI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anfield Dynamic Fixed Income ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-dynamic-fixed-income-etf/?cb=2055. You can also request this information by contacting us at 1-866-866-4848.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/anfield-dynamic-fixed-income-etf/?cb=2055
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Dynamic Fixed Income ETF	$64	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26% [1]
AssetsNet	$ 50,430,192
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 189,588
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$50,430,192
Number of Portfolio Holdings	36
Advisory Fee (net of recoupments)	$189,588
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	11.8%
Exchange-Traded Funds	82.7%
U.S. Government & Agencies	5.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.4%
Communications	0.4%
Energy	0.6%
Industrials	0.9%
Utilities	1.2%
Consumer Discretionary	2.9%
U.S. Treasury Obligations	5.4%
Financials	5.7%
Fixed Income	81.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond	17.7%
iShares MBS ETF	17.1%
iShares 7-10 Year Treasury Bond ETF	13.9%
iShares U.S. Treasury Bond ETF	13.3%
Janus Henderson AAA CLO ETF	9.9%
Janus Henderson B-BBB CLO ETF	9.6%
United States Treasury Bill	5.5%
Enbridge, Inc.	0.6%
Ares Capital Corporation	0.6%
United Airlines, Inc.	0.6%

[1]	Annualized